OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	January 31, 2016
UNITED STATES	Estimated average burden hours per response. . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Absolute Return Currency and Income Fund

July 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency 2.8%
GS Mortgage Securities Corp. II (a)(b)(c)
Series 2007-EOP Class A2
03/06/20	1.260%	$985,288	$987,182
Series 2007-EOP Class A3
03/06/20	1.456%	1,770,000	1,773,846
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $2,714,002)			$2,761,028

Asset-Backed Securities - Non-Agency 1.2%
Countrywide Home Equity Loan Trust Series 2005-H Class 2A (FGIC) (a)
12/31/14	0.431%	92,311	49,642
Northstar Education Finance, Inc. Series 2007-1 Class A2 (a)
01/29/46	1.014%	750,000	741,379
SLM Student Loan Trust (a)
Series 2005-5 Class A2

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
10/25/21	0.346%	$85,451	$85,362
Series 2005-8 Class A2
07/25/22	0.356%	32,396	32,370
Series 2007-2 Class A2
07/25/17	0.266%	317,873	316,522
Total Asset-Backed Securities - Non-Agency (Cost: $1,273,241)			$1,225,275

		Shares	Value

Money Market Funds 95.9%
Columbia Short-Term Cash Fund, 0.191% (d)(e)		94,205,355	$94,205,355
Total Money Market Funds (Cost: $94,205,355)			$94,205,355
Total Investments (Cost: $98,192,598) (f)			$98,191,658(g)
Other Assets & Liabilities, Net			80,658
Net Assets			$98,272,316

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at July 31, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets Inc.	Aug. 21, 2013	8,870,000 (CHF)	9,485,921 (USD)	—	(100,115)
Goldman, Sachs & Co.	Aug. 21, 2013	17,962,000 (EUR)	23,699,961 (USD)	—	(197,373)
Barclays Bank PLC	Aug. 21, 2013	9,303,000 (GBP)	14,294,785 (USD)	144,651	—
HSBC Securities (USA), Inc.	Aug. 21, 2013	9,516,763 (USD)	9,775,000 (CAD)	—	(4,425)
State Street Bank & Trust Company	Aug. 21, 2013	14,270,855 (USD)	1,398,658,000 (JPY)	15,772	—
Morgan Stanley	Aug. 21, 2013	23,825,574 (USD)	141,355,000 (NOK)	144,277	—
Total				304,700	(301,913)

Notes to Portfolio of Investments
(a) Variable rate security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the value of these securities amounted to $2,761,028 or 2.81% of net assets.

(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	96,812,305	24,685,672	(27,292,622)	94,205,355	88,340	94,205,355

(e)	The rate shown is the seven-day current annualized yield at July 31, 2013.
(f)

At July 31, 2013, the cost of securities for federal income tax purposes was approximately $98,193,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$48,000
Unrealized Depreciation	(49,000)
Net Unrealized Depreciation	$(1,000)

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
FGIC	Financial Guaranty Insurance Company

Currency Legend
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Commercial Mortgage-Backed Securities - Non-Agency	—	2,761,028	—	2,761,028
Asset-Backed Securities - Non-Agency	—	1,225,275	—	1,225,275
Total Bonds	—	3,986,303	—	3,986,303
Mutual Funds
Money Market Funds	94,205,355	—	—	94,205,355
Total Mutual Funds	94,205,355	—	—	94,205,355
Investments in Securities	94,205,355	3,986,303	—	98,191,658
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	304,700	—	304,700
Liabilities
Forward Foreign Currency Exchange Contracts	—	(301,913)	—	(301,913)
Total	94,205,355	3,989,090	—	98,194,445

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Asia Pacific ex-Japan Fund

July 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.0%
AUSTRALIA 19.8%
Amcor Ltd.	618,621	$5,879,078
Ansell Ltd.	230,639	3,843,151
Australia and New Zealand Banking Group Ltd.	396,489	10,593,282
BHP Billiton Ltd.	251,703	7,869,424
Commonwealth Bank of Australia	169,325	11,286,457
Macquarie Group Ltd.	113,599	4,477,367
Mirvac Group	2,519,876	3,712,579
National Australia Bank Ltd.	389,192	10,920,688
QBE Insurance Group Ltd.	372,695	5,504,296
Rio Tinto Ltd.	130,457	6,746,750
Santos Ltd.	263,602	3,234,543
Telstra Corp., Ltd.	1,613,024	7,227,470
Virtus Health Ltd. (a)	247,050	1,578,852
Wesfarmers Ltd.	196,126	7,148,291
Westfield Retail Trust	1,195,137	3,230,196
Westpac Banking Corp.	317,996	8,821,457
Woolworths Ltd.	100,508	3,009,865
Total		105,083,746
CHINA 16.0%
Baidu, Inc., ADR (a)	35,878	4,747,018
Belle International Holdings Ltd.	1,140,000	1,643,834
China Construction Bank Corp., Class H	11,102,380	8,277,941
China Mobile Ltd.	210,000	2,233,972
China Overseas Land & Investment Ltd.	2,084,000	5,998,790
China Petroleum & Chemical Corp., Class H	4,628,000	3,437,349
China Resources Power Holdings Co., Ltd.	1,144,000	2,665,069
China Unicom Hong Kong Ltd.	2,038,000	2,998,989
CNOOC Ltd.	3,495,000	6,316,614
Dongfeng Motor Group Co., Ltd., Class H	1,558,000	2,087,931
ENN Energy Holdings Ltd.	1,268,000	7,018,006
Great Wall Motor Co., Ltd., Class H	952,500	4,445,491
Guangdong Investment Ltd.	7,896,000	6,392,576
Industrial & Commercial Bank of China Ltd., Class H	11,158,000	7,328,679
Lenovo Group Ltd.	1,694,000	1,542,519
Ping An Insurance Group Co. of China Ltd., Class H	680,000	4,398,432
Tencent Holdings Ltd.	231,100	10,461,439
Zhuzhou CSR Times Electric Co., Ltd., Class H	1,066,000	2,821,388
Total		84,816,037

Issuer	Shares	Value

Common Stocks (continued)
HONG KONG 14.8%
AAC Technologies Holdings, Inc.	774,000	$3,601,511
AIA Group Ltd.	2,524,200	11,947,892
BOC Hong Kong Holdings Ltd.	962,500	3,019,609
Cheung Kong Holdings Ltd.	404,000	5,670,651
China Everbright International Ltd.	3,414,000	3,108,383
China Mengniu Dairy Co., Ltd.	1,004,000	4,017,019
Hutchison Whampoa Ltd.	773,000	8,718,762
Jardine Strategic Holdings Ltd.	210,000	7,223,642
Li & Fung Ltd.	1,370,000	1,810,529
Samsonite International SA	1,266,900	3,467,400
Sands China Ltd.	1,640,000	8,863,848
Sun Hung Kai Properties Ltd.	334,974	4,465,384
Towngas China Co., Ltd.	4,893,000	4,748,362
Wharf Holdings Ltd.	932,900	8,015,644
Total		78,678,636
INDIA 6.3%
Apollo Hospitals Enterprise Ltd.	163,000	2,514,899
Bajaj Auto Ltd.	77,008	2,450,502
HDFC Bank Ltd.	555,132	5,569,204
ICICI Bank Ltd.	187,799	2,807,022
ICICI Bank Ltd., ADR	64,799	2,124,111
Infosys Ltd., ADR	43,822	2,177,077
ITC Ltd.	1,123,366	6,315,804
Larsen & Toubro Ltd.	44,206	615,852
Mahindra & Mahindra Ltd.	220,812	3,309,545
Shriram Transport Finance Co., Ltd.	147,764	1,532,273
Sun Pharmaceutical Industries Ltd.	431,692	4,009,354
Total		33,425,643
INDONESIA 2.2%
PT Bank Mandiri Persero Tbk	4,500,816	3,895,504
PT Jasa Marga Persero Tbk	3,703,000	1,926,363
PT Semen Indonesia Persero Tbk	2,251,500	3,330,147
PT Surya Citra Media Tbk	10,688,062	2,781,074
Total		11,933,088
ITALY 0.7%
Prada SpA	394,100	3,674,706
MALAYSIA 2.4%
CIMB Group Holdings Bhd	2,066,700	5,009,444
Malayan Banking Bhd	1,146,800	3,625,197
Tenaga Nasional Bhd	1,417,300	3,885,348
Total		12,519,989

Issuer	Shares	Value

Common Stocks (continued)
PHILIPPINES 3.2%
Alliance Global Group, Inc. (a)	9,269,000	$5,607,442
Asia United Bank (a)	562,200	1,004,529
Ayala Corp.	255,452	3,551,376
Metropolitan Bank & Trust	1,633,140	3,992,794
SM Prime Holdings, Inc.	6,435,000	2,600,134
Total		16,756,275
SINGAPORE 4.2%
Asian Pay Television Trust (a)	3,650,000	2,584,884
DBS Group Holdings Ltd.	592,000	7,768,772
Keppel Corp., Ltd.	429,000	3,491,995
Oversea-Chinese Banking Corp., Ltd.	548,196	4,551,206
Singapore Telecommunications Ltd.	1,238,000	3,822,870
Total		22,219,727
SOUTH KOREA 11.3%
Hana Financial Group, Inc.	82,050	2,627,754
Hyundai Department Store Co., Ltd.	14,127	2,029,438
Hyundai Motor Co.	47,952	9,915,204
Korea Electric Power Corp. (a)	142,870	3,647,224
LG Chem Ltd.	13,712	3,439,187
LG Household & Health Care Ltd.	7,575	3,988,628
Samsung Electronics Co., Ltd.	19,705	22,454,190
Samsung Heavy Industries Co., Ltd.	61,690	2,191,166
SK Hynix, Inc. (a)	264,360	6,395,064
SK Telecom Co., Ltd.	18,330	3,591,414
Total		60,279,269
TAIWAN 9.8%
CTBC Financial Holding Co., Ltd.	11,570,017	7,631,710
Delta Electronics, Inc.	790,000	3,832,082
E.Sun Financial Holding Co., Ltd.	8,176,000	5,452,585
Far EasTone Telecommunications Co., Ltd.	1,689,000	4,297,384
Fubon Financial Holding Co., Ltd.	915	1,285
Huaku Development Co., Ltd.	1,088,000	3,508,833
MediaTek, Inc.	348,000	4,177,704
President Chain Store Corp.	358,000	2,667,424

Issuer	Shares	Value

Common Stocks (continued)
TAIWAN (CONTINUED)
Taiwan Semiconductor Manufacturing Co., Ltd.	556,000	$1,890,783
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,108,382	18,820,326
Total		52,280,116
THAILAND 4.1%
Advanced Information Service PCL, Foreign Registered Shares	633,000	5,755,740
CP ALL PCL, Foreign Registered Shares	324,100	362,717
Kasikornbank PCL, Foreign Registered Shares, NVDR	602,000	3,508,894
PTT Global Chemical PCL	1,686,500	3,558,205
Siam Commercial Bank PCL, Foreign Registered Shares	855,400	4,332,117
Total Access Communication PCL, Foreign Registered Shares	816,200	3,063,027
Total Access Communication PCL, NVDR	265,100	994,865
Total		21,575,565
UNITED STATES 1.2%
News Corp., Class B	85,892	2,554,320
ResMed, Inc.	816,866	3,793,866
Total		6,348,186
Total Common Stocks (Cost: $461,054,488)		$509,590,983

	Shares	Value

Money Market Funds 2.9%
Columbia Short-Term Cash Fund, 0.191% (b)(c)	15,271,775	$15,271,775
Total Money Market Funds (Cost: $15,271,775)		$15,271,775
Total Investments (Cost: $476,326,263) (d)		$524,862,758(e)
Other Assets & Liabilities, Net		6,049,098
Net Assets		$530,911,856

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,543,371	139,889,318	(127,160,914)	15,271,775	11,710	15,271,775

(d)

At July 31, 2013, the cost of securities for federal income tax purposes was approximately $476,326,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$67,442,000
Unrealized Depreciation	(18,905,000)
Net Unrealized Appreciation	$48,537,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
NVDR	Non-voting Depository Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated April 30, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	51,618,705	—	51,618,705
Consumer Staples	—	27,509,747	—	27,509,747
Energy	—	12,988,506	—	12,988,506
Financials	2,124,111	190,639,978	—	192,764,089
Health Care	—	15,740,122	—	15,740,122
Industrials	—	35,704,994	—	35,704,994
Information Technology	25,744,422	54,355,292	—	80,099,714
Materials	—	30,822,791	—	30,822,791
Telecommunication Services	—	33,985,730	—	33,985,730
Utilities	—	28,356,585	—	28,356,585
Total Equity Securities	27,868,533	481,722,450	—	509,590,983
Mutual Funds
Money Market Funds	15,271,775	—	—	15,271,775
Total Mutual Funds	15,271,775	—	—	15,271,775
Total	43,140,308	481,722,450	—	524,862,758

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Emerging Markets Bond Fund

July 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) 10.7%
BRAZIL 1.2%
Companhia de Eletricidade do Estad
04/27/16	11.750%	BRL	$6,000,000	$2,585,706
Samarco Mineracao SA Senior Unsecured (b)
11/01/22	4.125%		4,794,000	4,231,715
Vale Overseas Ltd.
01/11/22	4.375%		959,000	908,437
Vale SA Senior Unsecured
09/11/42	5.625%		1,918,000	1,647,777
Total				9,373,635
COLOMBIA 0.9%
BanColombia SA Senior Unsecured
06/03/21	5.950%		2,100,000	2,189,250
Banco de Bogota SA Senior Unsecured (b)
01/15/17	5.000%		1,000,000	1,043,935
Grupo Aval Ltd. (b)
09/26/22	4.750%		4,000,000	3,785,000
Total				7,018,185
GUATEMALA 0.4%
Industrial Senior Trust (b)
11/01/22	5.500%		2,877,000	2,733,150
KAZAKHSTAN 1.1%
Zhaikmunai LP
11/13/19	7.125%		3,575,000	3,744,812
Zhaikmunai LP (b)
11/13/19	7.125%		4,785,000	5,024,250
Total				8,769,062
LUXEMBOURG 0.5%
Cosan Luxembourg SA (b)
03/14/18	9.500%	BRL	6,000,000	2,489,531
03/14/23	5.000%		1,309,000	1,248,991
Total				3,738,522
MEXICO 1.0%
America Movil SAB de CV Senior Unsecured
12/05/22	6.450%	MXN	30,000,000	2,245,847
Grupo Televisa SAB Senior Unsecured
05/14/43	7.250%	MXN	59,800,000	3,971,054
Mexichem SAB de CV (b)
09/19/42	6.750%		1,000,000	957,500
Senior Unsecured

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
MEXICO (CONTINUED)
09/19/22	4.875%		$1,000,000	$985,000
Total				8,159,401
PERU 0.9%
Banco de Credito del Peru Subordinated Notes (b)(c)
10/15/22	7.170%	PEN	6,000,000	2,196,888
Corp. Azucarera del Peru SA (b)
08/02/22	6.375%		4,507,000	4,448,327
Total				6,645,215
RUSSIAN FEDERATION 3.2%
EDC Finance Ltd. (b)
04/17/20	4.875%		2,400,000	2,219,513
Lukoil International Finance BV (b)
11/05/19	7.250%		1,400,000	1,597,408
11/09/20	6.125%		2,900,000	3,110,603
Metalloinvest Finance Ltd. (b)
07/21/16	6.500%		2,000,000	2,076,334
Novatek Finance Ltd. (b)
Senior Unsecured
02/21/17	7.750%	RUB	83,300,000	2,503,359
02/03/21	6.604%		4,000,000	4,295,318
Sibur Securities Ltd. (b)
01/31/18	3.914%		4,250,000	4,049,265
VimpelCom Holdings BV (b)
02/13/18	9.000%	RUB	95,300,000	2,908,134
03/01/22	7.504%		2,500,000	2,593,750
Total				25,353,684
TURKEY 0.4%
Turkiye Sise ve Cam Fabrikalari AS (b)
05/09/20	4.250%		4,000,000	3,504,138
UKRAINE 1.1%
MHP SA (b)
04/02/20	8.250%		7,604,000	6,983,575
Metinvest BV (b)
02/14/18	8.750%		1,500,000	1,444,050
Total				8,427,625
Total Corporate Bonds & Notes (Cost: $88,568,028)				$83,722,617

Inflation-Indexed Bonds(a) 4.2%
URUGUAY 4.2%
Uruguay Government International Bond
04/05/27	4.250%	UYU	265,950,416	13,630,995

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (a) (continued)
URUGUAY (CONTINUED)
Senior Unsecured
12/15/28	4.375%	UYU	$373,931,922	$19,339,189
Total				32,970,184
Total Inflation-Indexed Bonds (Cost: $34,955,073)				$32,970,184

Foreign Government Obligations(a) 78.9%
ARGENTINA 2.1%
Argentina Boden Bonds
10/03/15	7.000%		4,156,309	3,906,931
Argentina Bonar Bonds
04/17/17	7.000%		5,159,185	4,385,307
City of Buenos Aires Senior Unsecured (b)
03/01/17	9.950%		5,122,000	4,571,385
Provincia de Buenos Aires Senior Unsecured (b)
01/26/21	10.875%		2,666,000	1,872,865
Provincia de Cordoba Senior Unsecured (b)
08/17/17	12.375%		2,050,000	1,619,500
Total				16,355,988
BRAZIL 4.2%
Brazil Notas do Tesouro Nacional Senior Notes
01/01/17	10.000%	BRL	2,046,800	8,879,524
Centrais Eletricas Brasileiras SA Senior Unsecured (b)
10/27/21	5.750%		6,520,000	6,340,700
Cia de Saneamento Basico do Estado de Sao Paulo Senior Unsecured (b)
12/16/20	6.250%		500,000	508,170
Morgan Stanley Senior Unsecured
10/22/20	11.500%	BRL	3,300,000	1,463,909
Petrobras Global Finance BV
05/20/23	4.375%		4,315,000	3,886,154
Petrobras International Finance Co.
03/15/19	7.875%		4,699,000	5,379,401
01/20/20	5.750%		959,000	990,605
01/27/21	5.375%		3,283,000	3,294,875
01/20/40	6.875%		2,493,000	2,436,568
Total				33,179,906

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
COLOMBIA 4.3%
Bogota Distrito Capital Senior Unsecured (b)
07/26/28	9.750%	COP	$1,377,000,000	$926,600
Colombia Government International Bond Senior Unsecured
01/18/41	6.125%		6,328,000	6,965,389
Corporación Andina de Fomento
06/15/22	4.375%		3,562,000	3,598,813
Emgesa SA ESP Senior Unsecured
01/25/21	8.750%	COP	2,325,000,000	1,345,616
Empresa de Energia de Bogota SA Senior Unsecured (b)
11/10/21	6.125%		5,259,000	5,582,658
Empresas Publicas de Medellin ESP Senior Unsecured (b)
02/01/21	8.375%	COP	16,960,000,000	9,398,601
Transportadora de Gas Internacional SA ESP Senior Unsecured (b)
03/20/22	5.700%		5,210,000	5,491,883
Total				33,309,560
COSTA RICA 0.1%
Costa Rica Government International Bond Senior Unsecured (b)
01/26/23	4.250%		1,000,000	945,000
DOMINICAN REPUBLIC 2.3%
Banco de Reservas de La Republica Dominicana Subordinated Notes (b)
02/01/23	7.000%		4,488,000	4,443,120
Dominican Republic International Bond (b)
Senior Unsecured
05/06/21	7.500%		7,191,000	7,792,747
04/18/24	5.875%		1,500,000	1,449,827
04/20/27	8.625%		3,820,000	4,268,850
Total				17,954,544
EL SALVADOR 0.4%
El Salvador Government International Bond (b)
Senior Unsecured
04/10/32	8.250%		959,000	1,004,553
06/15/35	7.650%		1,736,000	1,727,320
Total				2,731,873
GEORGIA 0.8%
Georgian Railway JSC Senior Unsecured (b)
07/11/22	7.750%		5,604,000	6,036,008

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
GUATEMALA 1.8%
Guatemala Government Bond (b)
Senior Unsecured
06/06/22	5.750%		$8,342,000	$8,675,680
02/13/28	4.875%		6,062,000	5,652,815
Total				14,328,495
HUNGARY 1.3%
Hungary Government International Bond
Senior Unsecured
03/29/21	6.375%		2,302,000	2,426,156
03/29/41	7.625%		1,440,000	1,512,000
Magyar Export-Import Bank RT (b)
02/12/18	5.500%		6,233,000	6,141,215
Total				10,079,371
INDONESIA 8.4%
Indonesia Government International Bond (b)
Senior Unsecured
05/05/21	4.875%		4,794,000	4,872,928
04/25/22	3.750%		1,000,000	920,000
01/17/38	7.750%		3,548,000	4,275,340
01/17/42	5.250%		1,000,000	910,000
Indonesia Treasury Bond
Senior Unsecured
10/15/14	11.000%	IDR	6,000,000,000	608,927
06/15/15	9.500%	IDR	49,000,000,000	4,972,264
07/15/17	10.000%	IDR	30,762,000,000	3,278,644
09/15/19	11.500%	IDR	29,400,000,000	3,387,512
11/15/20	11.000%	IDR	9,000,000,000	1,035,007
06/15/21	12.800%	IDR	6,800,000,000	853,414
07/15/22	10.250%	IDR	13,210,000,000	1,482,660
05/15/27	7.000%	IDR	21,520,000,000	1,909,001
Majapahit Holding BV (b)
10/17/16	7.750%		1,830,000	2,029,013
06/28/17	7.250%		1,150,000	1,268,088
08/07/19	8.000%		3,452,000	3,918,020
01/20/20	7.750%		5,657,000	6,313,618
PT Pertamina Persero (b)
05/23/21	5.250%		2,000,000	1,958,775
Senior Unsecured
05/03/22	4.875%		1,000,000	950,000
05/20/23	4.300%		2,000,000	1,795,000
05/27/41	6.500%		1,000,000	926,119
05/03/42	6.000%		3,000,000	2,587,500
PT Perusahaan Listrik Negara (b)
Senior Unsecured
11/22/21	5.500%		13,903,000	13,819,088
10/24/42	5.250%		2,000,000	1,590,000
Total				65,660,918
KAZAKHSTAN 2.1%
KazMunayGas National Co. JSC (b)
07/02/18	9.125%		3,927,000	4,791,333
05/05/20	7.000%		1,650,000	1,858,339
Senior Unsecured

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
KAZAKHSTAN (CONTINUED)
04/30/23	4.400%		$2,000,000	$1,853,174
04/30/43	5.750%		4,000,000	3,533,101
Kazakhstan Temir Zholy Finance BV (b)
07/10/42	6.950%		4,000,000	4,080,000
Total				16,115,947
LITHUANIA 0.7%
Lithuania Government International Bond (b)
Senior Unsecured
09/14/17	5.125%		1,150,000	1,248,012
03/09/21	6.125%		3,651,000	4,149,639
Total				5,397,651
MEXICO 7.4%
Comision Federal de Electricidad Senior Unsecured (b)
02/14/42	5.750%		3,200,000	3,040,000
Mexican Bonos
12/17/15	8.000%	MXN	37,776,000	3,203,419
12/15/16	7.250%	MXN	44,113,500	3,727,873
12/14/17	7.750%	MXN	37,488,300	3,251,153
06/09/22	6.500%	MXN	94,919,200	7,702,244
06/03/27	7.500%	MXN	139,579,100	12,008,212
Pemex Project Funding Master Trust
06/15/35	6.625%		4,127,000	4,415,890
06/15/38	6.625%		1,918,000	2,047,465
Petroleos Mexicanos
11/24/21	7.650%	MXN	111,697,800	9,287,198
01/24/22	4.875%		768,000	789,120
06/02/41	6.500%		5,753,000	6,052,156
06/27/44	5.500%		2,781,000	2,540,443
Total				58,065,173
MOROCCO 1.0%
Morocco Government International Bond Senior Unsecured (b)
12/11/22	4.250%		8,246,000	7,456,092
PANAMA 0.5%
Ena Norte Trust Pass-Through Certificates (b)
04/25/23	4.950%		4,338,039	4,298,563
PERU 1.7%
Corporacion Financiera de Desarrollo SA Senior Unsecured (b)
02/08/22	4.750%		3,667,000	3,645,137
El Fondo MIVIVENDA SA (b)
01/31/23	3.500%		500,000	443,750

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
PERU (CONTINUED)
Peru Enhanced Pass-Through Finance Ltd. Pass-Through Certificates (b)(d)
05/31/18	0.000%		$4,671,328	$4,235,892
Peruvian Government International Bond
Senior Unsecured
08/12/26	8.200%	PEN	2,877,000	1,290,534
03/14/37	6.550%		1,439,000	1,690,825
11/18/50	5.625%		1,726,000	1,760,520
Total				13,066,658
PHILIPPINES 1.0%
Philippine Government International Bond
Senior Unsecured
01/15/21	4.950%	PHP	107,000,000	2,615,229
03/30/26	5.500%		1,500,000	1,698,750
Power Sector Assets & Liabilities Management Corp. Government Guaranteed (b)
12/02/24	7.390%		2,877,000	3,545,271
Total				7,859,250
POLAND 0.8%
Poland Government International Bond Senior Unsecured
04/21/21	5.125%		5,945,000	6,494,913
QATAR 0.6%
Qatar Government International Bond (b)
Senior Unsecured
01/20/22	4.500%		3,500,000	3,692,500
01/20/40	6.400%		1,000,000	1,150,000
Total				4,842,500
REPUBLIC OF NAMIBIA 0.9%
Namibia International Bonds Senior Unsecured (b)
11/03/21	5.500%		7,000,000	7,210,000
REPUBLIC OF THE CONGO 0.2%
Republic of Congo Senior Unsecured (c)
06/30/29	3.500%		2,103,129	1,766,628
ROMANIA 2.7%
Romania Government Bond
07/26/17	5.900%	RON	22,430,000	7,026,066
11/28/18	5.600%	RON	13,230,000	4,103,405
Romanian Government International Bond (b)
Senior Unsecured
02/07/22	6.750%		7,992,000	8,976,444

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
ROMANIA (CONTINUED)
08/22/23	4.375%		$1,152,000	$1,109,656
Total				21,215,571
RUSSIAN FEDERATION 11.5%
AK Transneft OJSC Via TransCapitalInvest Ltd. Senior Unsecured (b)
08/07/18	8.700%		1,180,000	1,427,800
Gazprom Neft OAO Via GPN Capital SA Senior Unsecured (b)
09/19/22	4.375%		6,712,000	6,247,187
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
11/22/16	6.212%		3,212,000	3,504,292
01/23/21	5.999%		2,000,000	2,103,760
03/07/22	6.510%		9,397,000	10,124,328
08/16/37	7.288%		2,829,000	3,062,393
Rosneft International Finance Ltd. Senior Unsecured (b)
03/06/22	4.199%		3,917,000	3,613,433
Russian Agricultural Bank OJSC Via RSHB Capital SA (b)
Senior Unsecured
12/27/17	5.298%		6,185,000	6,342,375
07/25/18	5.100%		2,600,000	2,608,776
Russian Foreign Bond - Eurobond (b)
Senior Unsecured
03/10/18	7.850%	RUB	100,000,000	3,190,844
04/29/20	5.000%		5,800,000	6,300,250
04/04/42	5.625%		3,000,000	3,116,100
Russian Foreign Bond - Eurobond (b)(c)
Senior Unsecured
03/31/30	7.500%		5,062,794	5,936,126
Russian Railways via RZD Capital PLC Senior Unsecured
04/02/19	8.300%	RUB	398,200,000	12,352,578
Sberbank of Russia Via SB Capital SA (b)
Senior Unsecured
02/07/22	6.125%		6,424,000	6,867,826
Subordinated Notes
10/29/22	5.125%		3,000,000	2,823,750
VTB Bank OJSC Via VTB Capital SA Senior Unsecured (b)
04/12/17	6.000%		4,500,000	4,713,750
Vnesheconombank Via VEB Finance PLC (b)
Senior Unsecured
07/05/22	6.025%		1,200,000	1,269,000
11/22/25	6.800%		4,315,000	4,665,594
Total				90,270,162
SLOVENIA 0.6%
Slovenia Government Bond (b)
05/10/23	5.850%		4,941,000	4,751,032

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
SOUTH AFRICA 0.4%
South Africa Government International Bond Senior Unsecured
01/17/24	4.665%		$1,200,000	$1,158,000
Transnet SOC Ltd. Senior Unsecured (b)
07/26/22	4.000%		2,200,000	1,929,238
Total				3,087,238
SOUTH KOREA 1.0%
Export-Import Bank of Korea
Senior Unsecured
09/15/21	4.375%		3,000,000	3,099,579
Export-Import Bank of Korea (b)
02/15/15	5.000%	IDR	50,670,000,000	4,358,617
Total				7,458,196
SUPRA-NATIONAL 1.0%
African Export-Import Bank Senior Unsecured
07/27/16	5.750%		1,000,000	1,055,000
Eurasian Development Bank Senior Unsecured
10/05/17	8.000%	RUB	228,000,000	6,916,953
Total				7,971,953
TRINIDAD AND TOBAGO 1.5%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (b)
08/14/19	9.750%		9,492,000	11,851,838
TURKEY 5.7%
Export Credit Bank of Turkey (b)
Senior Unsecured
11/04/16	5.375%		3,000,000	3,088,185
04/24/19	5.875%		13,217,000	13,457,200
Turkey Government International Bond
03/25/22	5.125%		2,250,000	2,278,125
01/14/41	6.000%		2,100,000	2,026,500
Senior Unsecured
11/07/19	7.500%		1,625,000	1,901,250
06/05/20	7.000%		1,247,000	1,427,815
03/30/21	5.625%		4,363,000	4,602,965
09/26/22	6.250%		4,794,000	5,225,460
03/23/23	3.250%		2,000,000	1,738,200
02/05/25	7.375%		1,918,000	2,205,700
03/17/36	6.875%		3,644,000	3,926,410
05/30/40	6.750%		2,973,000	3,157,326
Total				45,035,136

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
UKRAINE 0.3%
City of Kyiv Via Kyiv Finance PLC Senior Unsecured (b)
07/11/16	9.375%	$1,100,000	$1,082,905
Ukraine Government International Bond Senior Unsecured (b)
02/23/21	7.950%	1,655,000	1,524,479
Total			2,607,384
UNITED ARAB EMIRATES 1.4%
Abu Dhabi National Energy Co. (b)
Senior Unsecured
12/13/21	5.875%	4,500,000	5,002,473
01/12/23	3.625%	2,000,000	1,850,000
Dolphin Energy Ltd. Senior Secured (b)
12/15/21	5.500%	3,550,000	3,913,603
Total			10,766,076
URUGUAY 0.5%
Uruguay Government International Bond
Senior Unsecured
03/21/36	7.625%	1,710,404	2,223,525
11/20/45	4.125%	2,396,949	1,929,544
Total			4,153,069
VENEZUELA 9.3%
Petroleos de Venezuela SA
04/12/17	5.250%	11,167,000	9,156,940
11/02/17	8.500%	12,723,100	11,705,252
11/17/21	9.000%	17,337,251	14,389,918
02/17/22	12.750%	486,900	484,466
Senior Unsecured
10/28/15	5.000%	13,310,080	11,746,146
Venezuela Government International Bond
Senior Unsecured
05/07/23	9.000%	25,688,600	21,257,316
10/13/24	8.250%	4,793,900	3,691,303
03/31/38	7.000%	767,500	512,306
Total			72,943,647
ZAMBIA 0.4%
Zambia Government International Bond (b)
09/20/22	5.375%	3,800,000	3,406,281
Total Foreign Government Obligations (Cost: $621,337,456)			$618,672,621

	Shares	Value

Money Market Funds 4.5%
Columbia Short-Term Cash Fund, 0.191% (e)(f)	35,363,110	$35,363,110
Total Money Market Funds (Cost: $35,363,110)		$35,363,110
Total Investments (Cost: $780,223,667) (g)		$770,728,532(h)
Other Assets & Liabilities, Net		13,019,589
Net Assets		$783,748,121

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at July 31, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsche Bank	September 6, 2013	5,686,142 (USD)	18,443,000 (MYR)	—	(15,615)
CitiGroup Global Markets Inc.	August 30, 2013	2,745,097 (USD)	89,267,000 (RUB)	—	(52,614)
Morgan Stanley	August 16, 2013	214,772,000 (CZK)	10,637,022 (USD)	—	(374,897)
Standard Chartered Bank	August 16, 2013	13,417,383,000 (COP)	6,981,675 (USD)	—	(88,373)
Standard Chartered Bank	August 16, 2013	9,480,840,000 (COP)	5,036,570 (USD)	40,812	—
J.P. Morgan Securities, Inc.	August 30, 2013	1,800,000 (SGD)	1,419,866 (USD)	3,460	—
Goldman, Sachs & Co.	September 6, 2013	1,178,000 (SGD)	930,049 (USD)	3,086	—
Total				47,358	(531,499)

Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the value of these securities amounted to $403,463,058 or 51.48% of net assets.

(c)	Variable rate security.
(d)	Zero coupon bond.
(e)	The rate shown is the seven-day current annualized yield at July 31, 2013.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	37,572,908	239,709,582	(241,919,380)	35,363,110	42,768	35,363,110

(g)

At July 31, 2013, the cost of securities for federal income tax purposes was approximately $780,224,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$21,951,000
Unrealized Depreciation	(31,446,000)
Net Unrealized Depreciation	$(9,495,000)

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
BRL	Brazilian Real
COP	Colombian Peso
CZK	Czech Koruna
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysia Ringgits
PEN	Peru Nuevos Soles
PHP	Philippine Peso
RON	Romania, New Lei
RUB	Russian Rouble
SGD	Singapore Dollar
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
All Other Industries	—	81,525,729	—	81,525,729
Banking	—	—	2,196,888	2,196,888
Inflation-Indexed Bonds	—	32,970,184	—	32,970,184
Foreign Government Obligations	—	618,672,621	—	618,672,621
Total Bonds	—	733,168,534	2,196,888	735,365,422
Mutual Funds
Money Market Funds	35,363,110	—	—	35,363,110
Total Mutual Funds	35,363,110	—	—	35,363,110
Investments in Securities	35,363,110	733,168,534	2,196,888	770,728,532
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	47,358	—	47,358
Liabilities
Forward Foreign Currency Exchange Contracts	—	(531,499)	—	(531,499)
Total	35,363,110	732,684,393	2,196,888	770,244,391

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Foreign Government Obligations ($)	Asset-Backed Securities - Total ($)
Balance as of October 31, 2012	2,641,714	5,045,034	7,686,748
Accrued discounts/premiums	314	—	314
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)(a)	(445,140)	—	(445,140)
Sales	—	—	—
Purchases	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(5,045,034)	(5,045,034)
Balance as of July 31, 2013	2,196,888	—	2,196,888

(a)Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2013 was $(445,140).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia European Equity Fund

July 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.4%
BELGIUM 2.0%
Anheuser-Busch InBev NV	86,203	$8,300,549
DENMARK 1.8%
Novo Nordisk A/S, Class B	42,062	7,136,492
FINLAND 0.6%
KONE OYJ, Class B	34,573	2,571,075
FRANCE 15.4%
Air Liquide SA	21,011	2,789,049
AtoS	46,237	3,476,008
BNP Paribas SA	99,001	6,405,519
Edenred	91,513	2,932,212
Essilor International SA	42,172	4,718,305
European Aeronautic Defence and Space Co. NV	157,859	9,426,195
Gemalto NV	50,383	5,268,323
Iliad SA	30,900	7,290,470
L’Oreal SA	24,708	4,140,012
Legrand SA	93,754	4,858,063
Publicis Groupe SA	88,961	7,176,699
Thales SA	80,631	4,156,613
Total		62,637,468
GERMANY 16.5%
Allianz SE, Registered Shares	67,609	10,541,392
Bayer AG, Registered Shares	92,608	10,761,610
Brenntag AG	56,754	9,324,580
Continental AG	49,732	7,833,457
Fresenius Medical Care AG & Co. KGaA	125,153	7,922,773
Kabel Deutschland Holding AG	66,581	7,509,475
Merck KGaA	39,289	6,496,927
SAP AG	93,196	6,855,036
Total		67,245,250
NETHERLANDS 7.7%
Aegon NV	800,152	6,168,673
ASML Holding NV	106,479	9,575,832
ING Groep NV-CVA (a)	378,089	3,862,968
Reed Elsevier NV	391,444	7,498,907
Ziggo NV	102,454	4,069,908
Total		31,176,288
PORTUGAL 1.2%
Galp Energia SGPS SA	314,243	5,016,637

Issuer	Shares	Value

Common Stocks (continued)
SPAIN 3.5%
Amadeus IT Holding SA, Class A	180,234	$6,190,972
Grifols SA	74,029	3,122,942
Inditex SA	36,553	4,872,553
Total		14,186,467
SWEDEN 2.8%
Elekta AB, Class B	227,770	3,889,263
Investment AB Kinnevik, Class B	119,405	3,605,150
Nordea Bank AB	299,511	3,793,198
Total		11,287,611
SWITZERLAND 14.9%
Aryzta AG	32,258	1,995,538
Cie Financiere Richemont SA, Class A	85,615	8,381,565
Nestlé SA, Registered Shares	80,923	5,482,600
Novartis AG, Registered Shares	152,215	10,954,151
SGS SA, Registered Shares	1,271	2,877,244
Sika AG	1,502	4,188,948
Swatch Group AG (The), Registered Shares	71,500	7,382,165
Syngenta AG, Registered Shares	20,782	8,248,126
UBS AG, Registered Shares	559,804	11,027,313
Total		60,537,650
UNITED KINGDOM 29.0%
Ashtead Group PLC	372,348	3,999,028
Barclays PLC	1,071,024	4,690,742
BG Group PLC	211,469	3,816,938
BT Group PLC	916,326	4,749,226
Diageo PLC	234,603	7,330,518
easyJet PLC	287,837	6,182,755
Experian PLC	256,700	4,814,926
GKN PLC	1,147,993	6,114,093
IMI PLC	252,404	5,268,064
Intercontinental Hotels Group PLC	145,684	4,226,328
International Consolidated Airlines Group SA (a)	928,486	4,111,670
John Wood Group PLC	272,797	3,741,158
Johnson Matthey PLC	142,730	6,155,581
Legal & General Group PLC	2,413,993	7,083,843
Persimmon PLC	416,104	7,823,860
Prudential PLC	368,641	6,544,481
Reckitt Benckiser Group PLC	84,366	6,005,113
Schroders PLC	72,076	2,691,800
Smith & Nephew PLC	268,105	3,199,621
St. James’s Place PLC	475,116	4,466,721
Travis Perkins PLC	17,343	449,039
Unilever PLC	232,235	9,429,245

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Wolseley PLC	105,477	$5,047,975
Total		117,942,725
Total Common Stocks (Cost: $314,371,641)		$388,038,212

Preferred Stocks 2.6%
GERMANY 2.6%
Henkel AG & Co. KGaA	41,435	$4,059,261
Volkswagen AG	26,642	6,331,924
Total		10,391,185
Total Preferred Stocks (Cost: $8,276,810)		$10,391,185

	Shares	Value

Money Market Funds 0.9%
Columbia Short-Term Cash Fund, 0.191% (b)(c)	3,760,364	$3,760,364
Total Money Market Funds (Cost: $3,760,364)		$3,760,364
Total Investments
(Cost: $326,408,815) (d)		$402,189,761(e	)
Other Assets & Liabilities, Net		4,568,432
Net Assets		$406,758,193

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,230,027	84,172,524	(84,642,187)	3,760,364	453	3,760,364

(d)

At July 31, 2013, the cost of securities for federal income tax purposes was approximately $326,409,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$76,849,000
Unrealized Depreciation	(1,068,000)
Net Unrealized Appreciation	$75,781,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated October 31, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	68,819,102	—	68,819,102
Consumer Staples	—	42,683,576	—	42,683,576
Energy	—	12,574,733	—	12,574,733
Financials	—	70,881,800	—	70,881,800
Health Care	—	58,202,085	—	58,202,085
Industrials	—	66,019,438	—	66,019,438
Information Technology	—	31,366,170	—	31,366,170
Materials	—	21,381,704	—	21,381,704
Telecommunication Services	—	16,109,604	—	16,109,604
Preferred Stocks
Consumer Discretionary	—	6,331,924	—	6,331,924
Consumer Staples	—	4,059,261	—	4,059,261
Total Equity Securities	—	398,429,397	—	398,429,397
Mutual Funds
Money Market Funds	3,760,364	—	—	3,760,364
Total Mutual Funds	3,760,364	—	—	3,760,364
Total	3,760,364	398,429,397	—	402,189,761

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Global Bond Fund

July 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) 25.8%
AUSTRALIA 0.4%
FMG Resources August 2006 Proprietary Ltd. (b)
11/01/15	7.000%		$55,000	$56,100
Woodside Finance Ltd. (b)
05/10/21	4.600%		605,000	639,610
Total				695,710
BELGIUM —%
Calcipar SA Senior Secured (b)
05/01/18	6.875%		75,000	77,625
BERMUDA 0.1%
Bacardi Ltd. (b)
04/01/14	7.450%		245,000	255,458
CANADA 1.0%
Bombardier, Inc. (b)
Senior Notes
01/15/16	4.250%		35,000	36,312
01/15/23	6.125%		20,000	20,250
Brookfield Residential Properties, Inc. /U.S. Corp. (b)
07/01/22	6.125%		11,000	11,248
Cogeco Cable, Inc. (b)
05/01/20	4.875%		22,000	21,725
FQM Akubra, Inc. (b)
06/01/20	8.750%		36,000	37,800
06/01/21	7.500%		20,000	20,000
Kodiak Oil & Gas Corp. (b)
01/15/21	5.500%		5,000	5,038
02/01/22	5.500%		13,000	12,967
MDC Partners, Inc. (b)
04/01/20	6.750%		31,000	31,775
NOVA Chemicals Corp. Senior Unsecured (b)
08/01/23	5.250%		12,000	12,000
Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%		85,000	93,925
Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%		18,000	17,595
Toronto-Dominion Bank (The) Senior Unsecured
05/14/15	5.375%	EUR	350,000	505,333
TransAlta Corp. Senior Unsecured
01/15/15	4.750%		900,000	940,106
VPII Escrow Corp. (b)
Senior Unsecured
08/15/18	6.750%		14,000	14,770

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
CANADA (CONTINUED)
07/15/21	7.500%		$20,000	$21,450
Valeant Pharmaceuticals International, Inc. (b)
10/01/17	6.750%		40,000	42,200
Videotron Ltd.
07/15/22	5.000%		16,000	15,840
Total				1,860,334
FRANCE 0.3%
Orange SA Senior Unsecured
02/21/17	4.750%	EUR	205,000	305,126
Veolia Environnement SA Senior Unsecured
01/16/17	4.375%	EUR	110,000	162,388
Total				467,514
GERMANY 0.3%
E.ON International Finance BV
10/02/17	5.500%	EUR	275,000	429,381
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured (b)
01/15/23	5.500%		20,000	19,400
Total				448,781
ITALY —%
Wind Acquisition Finance SA Senior Secured (b)
02/15/18	7.250%		5,000	5,187
JAPAN —%
Softbank Corp. (b)
04/15/20	4.500%		30,000	29,025
LUXEMBOURG 0.1%
Intelsat Jackson Holdings SA
10/15/20	7.250%		162,000	175,365
Pacific Drilling SA Senior Secured (b)
06/01/20	5.375%		17,000	16,660
Wind Acquisition Finance SA Senior Secured (b)
04/30/20	6.500%		15,000	15,300
Total				207,325
NETHERLANDS 1.4%
Allianz Finance II BV
11/23/16	4.000%	EUR	400,000	583,588

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
NETHERLANDS (CONTINUED)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Unsecured
07/03/14	6.750%	AUD	$300,000	$278,680
Deutsche Telekom International Finance BV
01/19/15	4.000%	EUR	275,000	383,479
Heineken NV Senior Unsecured (b)
04/01/22	3.400%		325,000	319,876
ING Groep NV Senior Unsecured
05/31/17	4.750%	EUR	505,000	747,887
LBC Tank Terminals Holding Netherlands BV (b)
05/15/23	6.875%		29,000	29,798
LYB International Finance BV
07/15/23	4.000%		100,000	99,242
NXP BV/Funding LLC (b)
02/15/21	5.750%		30,000	30,825
Schaeffler Finance BV (b)
Senior Secured
02/15/19	8.500%		25,000	28,063
05/15/21	4.750%		20,000	19,400
Total				2,520,838
SINGAPORE —%
Flextronics International Ltd. (b)
02/15/20	4.625%		27,000	26,865
02/15/23	5.000%		21,000	20,685
Total				47,550
SUPRA-NATIONAL 0.2%
Council of Europe Development Bank Senior Unsecured
09/16/14	5.750%	AUD	425,000	393,809
UNITED KINGDOM 0.5%
British Sky Broadcasting Group PLC (b)
11/26/22	3.125%		670,000	629,103
HSBC Holdings PLC Senior Unsecured
03/30/22	4.000%		275,000	280,779
Jaguar Land Rover Automotive PLC (b)
02/01/23	5.625%		60,000	58,800
Total				968,682
UNITED STATES 21.5%
ADS Tactical, Inc. Senior Secured (b)
04/01/18	11.000%		69,000	65,550

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	$56,000	$63,280
AMC Entertainment, Inc.
06/01/19	8.750%	28,000	30,310
AMC Networks, Inc.
07/15/21	7.750%	60,000	67,500
12/15/22	4.750%	21,000	20,370
ARAMARK Corp. (b)
03/15/20	5.750%	24,000	24,960
AT&T, Inc. Senior Unsecured
06/15/45	4.350%	770,000	672,406
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	23,000	21,850
Actuant Corp.
06/15/22	5.625%	36,000	36,360
Air Lease Corp.
03/01/20	4.750%	55,000	54,450
Alliance Data Systems Corp. (b)
12/01/17	5.250%	25,000	26,125
04/01/20	6.375%	33,000	34,650
Ally Financial, Inc.
01/15/16	3.125%	45,000	45,113
09/15/20	7.500%	111,000	128,899
Alpha Natural Resources, Inc.
04/15/18	9.750%	27,000	27,810
American Axle & Manufacturing, Inc.
03/15/21	6.250%	13,000	13,666
American Builders & Contractors Supply Co., Inc. Senior Unsecured (b)
04/15/21	5.625%	59,000	58,852
Amkor Technology, Inc. Senior Unsecured
06/01/21	6.625%	10,000	10,075
Amsted Industries, Inc. Senior Notes (b)
03/15/18	8.125%	31,000	32,938
Amsurg Corp.
11/30/20	5.625%	15,000	15,300
Apex Tool Group LLC (b)
02/01/21	7.000%	9,000	9,360
Appalachian Power Co. Senior Unsecured
03/30/21	4.600%	370,000	398,563
Apple, Inc. Senior Unsecured
05/04/43	3.850%	220,000	191,307
Arch Coal, Inc. (b)
06/15/19	9.875%	20,000	18,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Ashland, Inc. (b)
08/15/22	4.750%	$4,000	$3,950
08/15/22	4.750%	22,000	21,725
Ashtead Capital, Inc. Secured (b)
07/15/22	6.500%	9,000	9,585
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	113,000	120,345
AutoNation, Inc.
02/01/20	5.500%	19,000	20,235
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	22,000	25,658
B&G Foods, Inc.
06/01/21	4.625%	33,000	31,886
B/E Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	58,000	59,740
Ball Corp.
09/15/20	6.750%	44,000	47,410
Bank of America Corp. Senior Unsecured
07/24/23	4.100%	320,000	320,170
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	500,000	472,305
Building Materials Corp. of America Senior Notes (b)
08/15/18	6.875%	75,000	79,875
Burlington Northern Santa Fe LLC
Senior Unsecured
06/01/41	5.400%	115,000	124,876
03/15/43	4.450%	335,000	317,321
CBRE Services, Inc.
03/15/23	5.000%	9,000	8,640
CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	34,000	34,765
CCO Holdings LLC/Capital Corp. (b)
03/15/21	5.250%	50,000	48,375
CHS/Community Health Systems, Inc. Senior Secured
08/15/18	5.125%	43,000	43,860
CIT Group, Inc.
Senior Unsecured
05/15/20	5.375%	65,000	67,925
CIT Group, Inc. (b)
Senior Secured
04/01/18	6.625%	70,000	77,000
Senior Unsecured
02/15/19	5.500%	43,000	45,365
CIT Group, Inc. (c)
Senior Unsecured
08/01/23	5.000%	10,000	9,804

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
CMS Energy Corp.
Senior Unsecured
12/15/15	6.875%	$320,000	$358,483
03/31/43	4.700%	335,000	313,399
CNH Capital LLC
11/01/16	6.250%	74,000	80,845
CONSOL Energy, Inc.
03/01/21	6.375%	25,000	25,313
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	89,000	97,677
CSX Corp. Senior Unsecured
03/15/44	4.100%	30,000	26,452
Calpine Corp. Senior Secured (b)
02/15/21	7.500%	41,000	44,178
Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%	380,000	406,414
Cardtronics, Inc.
09/01/18	8.250%	90,000	96,750
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	55,000	60,087
Case New Holland, Inc.
12/01/17	7.875%	65,000	76,212
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (b)
03/15/21	5.250%	15,000	14,663
Celanese U.S. Holdings LLC
10/15/18	6.625%	15,000	16,013
06/15/21	5.875%	54,000	56,700
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (b)
09/15/20	6.375%	49,000	50,592
Chemtura Corp.
07/15/21	5.750%	6,000	5,970
Chesapeake Energy Corp.
08/15/20	6.625%	132,000	143,220
Choice Hotels International, Inc.
07/01/22	5.750%	14,000	14,700
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/21	8.250%	26,000	28,925
Cimarex Energy Co.
05/01/22	5.875%	17,000	17,595
Cinemark USA, Inc.
12/15/22	5.125%	14,000	13,493

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Citigroup, Inc. Senior Unsecured
08/02/19	5.000%	EUR	$195,000	$298,898
CityCenter Holdings LLC /Finance Corp. Senior Secured
01/15/16	7.625%		45,000	47,700
Clean Harbors, Inc.
08/01/20	5.250%		33,000	33,825
06/01/21	5.125%		75,000	76,500
Clear Channel Worldwide Holdings, Inc.
11/15/22	6.500%		22,000	22,770
11/15/22	6.500%		60,000	62,700
Cleveland Electric Illuminating Co. (The) 1st Mortgage
11/15/18	8.875%		750,000	968,156
Clorox Co. (The) Senior Unsecured
09/15/22	3.050%		265,000	253,095
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%		1,000,000	1,126,425
Comstock Resources, Inc.
06/15/20	9.500%		37,000	40,515
ConAgra Foods, Inc. Senior Unsecured
09/15/22	3.250%		630,000	608,543
Concho Resources, Inc.
01/15/21	7.000%		109,000	119,900
Constellation Brands Inc.
Senior Unsecured
05/01/21	3.750%		9,000	8,415
05/01/23	4.250%		15,000	14,138
Continental Resources, Inc.
10/01/20	7.375%		10,000	11,100
04/01/21	7.125%		29,000	32,154
09/15/22	5.000%		139,000	139,695
Corrections Corp. of America
04/01/20	4.125%		15,000	14,550
05/01/23	4.625%		15,000	14,625
Cott Beverages, Inc.
09/01/18	8.125%		34,000	36,720
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%		39,000	37,538
CyrusOne LP/Finance Corp.
11/15/22	6.375%		25,000	26,250
DISH DBS Corp.
06/01/21	6.750%		81,000	85,860
07/15/22	5.875%		38,000	37,905
03/15/23	5.000%		18,000	16,875
DaVita HealthCare Partners, Inc.
08/15/22	5.750%		56,000	56,770

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
DigitalGlobe, Inc. (b)
02/01/21	5.250%	$14,000	$13,230
Dow Chemical Co. (The) Senior Unsecured
11/15/22	3.000%	590,000	553,661
Duke Energy Progress, Inc. 1st Mortgage
05/15/42	4.100%	100,000	93,501
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	28,000	29,750
EP Energy Holdings LLC/Bond Co., Inc. Senior Unsecured PIK (b)
12/15/17	8.125%	19,815	20,310
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	6,000	6,600
Senior Secured
05/01/19	6.875%	44,000	47,025
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	14,000	15,960
ERAC U.S.A. Finance LLC (b)
03/15/42	5.625%	480,000	489,626
Eagle Spinco, Inc. (b)
02/15/21	4.625%	18,000	17,280
El Paso LLC Senior Secured
09/15/20	6.500%	168,000	180,181
Enterprise Products Operating LLC
03/15/44	4.850%	425,000	412,781
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	120,000	131,400
FTI Consulting, Inc.
11/15/22	6.000%	11,000	11,261
First Data Corp. Senior Secured (b)
06/15/19	7.375%	73,000	76,467
First Quality Finance Co., Inc. Senior Unsecured (b)
05/15/21	4.625%	21,000	20,003
Fresenius Medical Care U.S. Finance II, Inc. (b)
01/31/22	5.875%	20,000	21,100
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%	16,000	17,640
Frontier Communications Corp.
Senior Unsecured
07/01/21	9.250%	10,000	11,600
04/15/22	8.750%	27,000	29,768
01/15/23	7.125%	37,000	36,630

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
General Electric Capital Corp. Senior Unsecured
01/09/23	3.100%		$1,080,000	$1,015,359
General Electric Co. Senior Unsecured
10/09/42	4.125%		355,000	331,025
General Motors Financial Co., Inc. (b)
Senior Unsecured
05/15/16	2.750%		50,000	49,812
05/15/18	3.250%		4,000	3,910
05/15/23	4.250%		5,000	4,800
Gibraltar Industries, Inc. (b)
02/01/21	6.250%		9,000	9,225
Goldman Sachs Group, Inc. (The) Senior Unsecured
05/02/18	6.375%	EUR	350,000	554,110
Graphic Packaging International, Inc.
10/01/18	7.875%		68,000	73,950
04/15/21	4.750%		20,000	19,550
H&E Equipment Services, Inc.
09/01/22	7.000%		24,000	25,680
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%		45,000	46,687
HCA, Inc.
Senior Secured
04/15/19	8.500%		85,000	92,012
05/01/23	4.750%		15,000	14,475
HJ Heinz Co. Secured (b)
10/15/20	4.250%		59,000	56,640
Hertz Corp. (The)
10/15/18	7.500%		70,000	76,125
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%		54,000	56,700
Hologic, Inc.
08/01/20	6.250%		7,000	7,411
Huntington Ingalls Industries, Inc.
03/15/18	6.875%		35,000	38,150
03/15/21	7.125%		17,000	18,700
Huntsman International LLC
11/15/20	4.875%		24,000	23,760
Indiana Michigan Power Co. Senior Unsecured
03/15/23	3.200%		870,000	831,439
Interface, Inc.
12/01/18	7.625%		43,000	46,010
Interline Brands, Inc.
11/15/18	7.500%		129,000	135,450
International Lease Finance Corp.
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
04/15/18	3.875%	$6,000	$5,843
12/15/20	8.250%	98,000	113,435
04/15/21	4.625%	11,000	10,546
Ipalco Enterprises, Inc. Senior Secured
05/01/18	5.000%	60,000	62,400
JM Huber Corp. Senior Notes (b)
11/01/19	9.875%	80,000	90,200
JMC Steel Group, Inc. Senior Notes (b)
03/15/18	8.250%	17,000	16,915
KB Home
03/15/20	8.000%	13,000	14,495
09/15/22	7.500%	11,000	11,825
Kinder Morgan Energy Partners LP Senior Unsecured
09/01/22	3.950%	1,050,000	1,046,543
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	55,000	59,400
L Brands, Inc.
04/01/21	6.625%	65,000	71,500
02/15/22	5.625%	25,000	25,906
L-3 Communications Corp.
11/15/16	3.950%	510,000	543,973
02/15/21	4.950%	205,000	216,958
Lamar Media Corp.
02/01/22	5.875%	18,000	18,540
Laredo Petroleum, Inc.
02/15/19	9.500%	30,000	33,300
05/01/22	7.375%	60,000	63,300
Level 3 Financing, Inc.
04/01/19	9.375%	52,000	57,720
Libbey Glass, Inc. Senior Secured
05/15/20	6.875%	24,000	25,680
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	355,000	367,886
06/15/23	4.250%	225,000	220,668
Loews Corp. Senior Unsecured
05/15/23	2.625%	280,000	257,803
Lynx I Corp. Senior Secured (b)
04/15/21	5.375%	27,000	27,338
Lynx II Corp. Senior Unsecured (b)
04/15/23	6.375%	11,000	11,289
MGM Resorts International
10/01/20	6.750%	5,000	5,319
12/15/21	6.625%	17,000	17,935

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Manitowoc Co., Inc. (The)
11/01/20	8.500%		$30,000	$33,750
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%		73,000	77,745
02/15/23	5.500%		39,000	39,390
Meritage Homes Corp.
03/01/18	4.500%		12,000	12,000
04/01/22	7.000%		22,000	23,980
MetroPCS Wireless, Inc. (b)
04/01/23	6.625%		14,000	14,315
Metropolitan Edison Co. Senior Unsecured (b)
03/15/23	3.500%		225,000	216,206
Midcontinent Communications & Finance Corp. (b)
08/01/21	6.250%		4,000	4,050
Molson Coors Brewing Co.
05/01/22	3.500%		135,000	133,558
Morgan Stanley Senior Unsecured
10/02/17	5.500%	EUR	395,000	595,156
NBCUniversal Media LLC
04/01/21	4.375%		275,000	297,878
01/15/43	4.450%		305,000	285,300
National CineMedia LLC Senior Secured
04/15/22	6.000%		38,000	39,710
News America, Inc.
09/15/22	3.000%		1,300,000	1,225,952
NiSource Finance Corp.
09/15/17	5.250%		2,000,000	2,230,552
Nielsen Finance LLC/Co.
10/15/18	7.750%		35,000	38,063
Nielsen Finance LLC/Co. (b)
10/01/20	4.500%		59,000	58,115
Northrop Grumman Corp. Senior Unsecured
06/01/43	4.750%		490,000	473,676
Northwest Pipeline LLC Senior Unsecured
04/15/17	5.950%		460,000	524,295
Nuance Communications, Inc. (b)
08/15/20	5.375%		54,000	52,650
Oasis Petroleum, Inc.
01/15/23	6.875%		51,000	53,932
Oil States International, Inc. (b)
01/15/23	5.125%		18,000	19,800
Omnicare, Inc.
06/01/20	7.750%		64,000	71,040
Oshkosh Corp.
03/01/17	8.250%		61,000	65,422

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
PNK Finance Corp. Senior Unsecured (b)(c)
08/01/21	6.375%	$40,000	$40,300
PPL Capital Funding, Inc.
06/01/23	3.400%	885,000	844,725
Peabody Energy Corp.
11/15/18	6.000%	70,000	71,575
Penske Automotive Group, Inc.
10/01/22	5.750%	11,000	11,330
Physio-Control International, Inc. Senior Secured (b)
01/15/19	9.875%	30,000	33,300
Pinnacle Entertainment, Inc.
04/01/22	7.750%	2,000	2,095
Pinnacle Foods Finance LLC/Corp. (b)
05/01/21	4.875%	57,000	53,437
Plains Exploration & Production Co.
11/15/20	6.500%	61,000	65,651
02/15/23	6.875%	116,000	124,943
Polypore International, Inc.
11/15/17	7.500%	20,000	21,100
Progress Energy, Inc. Senior Unsecured
04/01/22	3.150%	1,325,000	1,286,407
Provident Funding Associates LP/PFG Finance Corp. (b)
06/15/21	6.750%	14,000	14,175
Prudential Financial, Inc. Senior Unsecured
05/12/41	5.625%	115,000	126,180
Public Service Co. of Colorado 1st Mortgage
03/15/43	3.950%	265,000	248,073
QEP Resources, Inc.
Senior Unsecured
10/01/22	5.375%	57,000	56,715
05/01/23	5.250%	20,000	19,700
Reed Elsevier Capital, Inc.
10/15/22	3.125%	570,000	528,041
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	94,000	101,050
04/15/23	5.500%	17,000	17,170
Regency Energy Partners LP/Finance Corp. (b)
11/01/23	4.500%	15,000	14,100
Revlon Consumer Products Corp. (b)
02/15/21	5.750%	35,000	35,306
Reynolds Group Issuer, Inc./LLC Senior Secured
08/15/19	7.875%	83,000	91,300
SABMiller Holdings, Inc. (b)
01/15/22	3.750%	505,000	514,402

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

UNITED STATES (CONTINUED)
SBA Telecommunications, Inc.
08/15/19	8.250%	$20,000	$21,650
07/15/20	5.750%	23,000	23,518
SIWF Merger Sub, Inc. Senior Secured (b)
06/01/21	6.250%	39,000	39,000
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	68,000	72,080
SM Energy Co. (b)
Senior Unsecured
01/15/24	5.000%	2,000	1,950
STHI Holding Corp. Secured (b)
03/15/18	8.000%	51,000	55,080
Sabine Pass Liquefaction LLC (b)
Senior Secured
02/01/21	5.625%	50,000	49,312
04/15/23	5.625%	28,000	27,300
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	56,000	61,320
Sealed Air Corp. (b)
09/15/21	8.375%	3,000	3,405
Service Corp., International Senior Unsecured (b)
01/15/22	5.375%	11,000	11,069
Shearer’s Foods, Inc. LLC Senior Secured (b)
11/01/19	9.000%	24,000	25,650
Sirius XM Radio, Inc. Senior Unsecured (b)
05/15/23	4.625%	14,000	12,880
Southern California Edison Co. 1st Refunding Mortgage
03/15/43	3.900%	470,000	436,076
Southern Natural Gas Co. LLC Senior Unsecured (b)
04/01/17	5.900%	2,131,000	2,427,249
Spectrum Brands Escrow Corp. (b)
11/15/20	6.375%	45,000	47,812
Spectrum Brands, Inc. Senior Secured
06/15/18	9.500%	41,000	45,202
Sprint Communications, Inc. (b)
11/15/18	9.000%	115,000	136,850
03/01/20	7.000%	35,000	38,150
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	89,000	101,905
TRW Automotive, Inc. (b)
03/01/21	4.500%	19,000	18,905

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

UNITED STATES (CONTINUED)
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/20	7.750%	$63,000	$68,985
Tempur Sealy International, Inc. (b)
12/15/20	6.875%	5,000	5,300
Tenet Healthcare Corp. Senior Secured
06/01/20	4.750%	31,000	29,915
Tesoro Logistics LP/Finance Corp. Senior Unsecured (b)
10/01/20	5.875%	25,000	25,250
Time Warner Cable, Inc.
09/15/42	4.500%	385,000	297,054
Time Warner, Inc.
03/29/41	6.250%	250,000	282,076
TransDigm, Inc. (b)
10/15/20	5.500%	23,000	22,483
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	2,255,000	2,555,555
USG Corp. (b)
10/15/18	8.375%	45,000	49,162
United Rentals North America, Inc.
05/15/20	7.375%	41,000	45,202
04/15/22	7.625%	68,000	75,820
06/15/23	6.125%	4,000	4,155
Secured
07/15/18	5.750%	49,000	52,430
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	165,000	161,139
Universal Hospital Services, Inc. Secured
08/15/20	7.625%	20,000	21,150
Univision Communications, Inc. (b)
Senior Secured
05/15/19	6.875%	30,000	32,025
09/15/22	6.750%	38,000	40,850
05/15/23	5.125%	27,000	26,460
Vail Resorts, Inc.
05/01/19	6.500%	76,000	80,750
Valeant Pharmaceuticals International (b)
10/15/20	6.375%	35,000	36,225
VeriSign, Inc. (b)
05/01/23	4.625%	14,000	13,440
Verizon Communications, Inc. Senior Unsecured
11/01/42	3.850%	655,000	535,291
Visteon Corp.
04/15/19	6.750%	38,000	40,565

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

UNITED STATES (CONTINUED)

Vivint, Inc. Senior Secured (b)
12/01/19	6.375%		$67,000	$65,325
Waste Management, Inc.
06/30/20	4.750%		535,000	581,033
Wells Fargo & Co. Senior Unsecured
11/03/16	4.125%	EUR	330,000	481,128
Whiting Petroleum Corp.
10/01/18	6.500%		5,000	5,300
Windstream Corp.
03/15/19	7.000%		40,000	40,600
Zayo Group LLC/Capital, Inc. Senior Secured
01/01/20	8.125%		44,000	48,400
tw telecom holdings, inc.
03/01/18	8.000%		106,000	112,757
Total				39,761,581

Total Corporate Bonds & Notes (Cost: $46,914,164)				$47,739,419

Residential Mortgage-Backed Securities - Agency 6.1%

UNITED STATES 6.1%
Federal Home Loan Mortgage Corp. (d)
05/01/42	3.500%		2,597,582	2,615,536
10/01/18	5.000%		138,584	146,527
09/01/17- 08/01/33	6.500%		148,441	163,370
Federal National Mortgage Association (d)
06/01/27	2.500%		2,326,676	2,328,433
08/01/18	4.500%		302,696	322,099
12/01/18- 06/01/33	5.000%		1,279,580	1,395,286
11/01/18- 06/01/33	5.500%		850,548	939,075
03/01/17- 04/01/33	6.000%		312,706	341,217
04/01/17- 11/01/33	6.500%		615,390	683,993
05/01/32- 06/01/32	7.000%		454,675	525,223
05/01/32- 11/01/32	7.500%		313,032	362,292
Federal National Mortgage Association (d)(e)
09/01/40	4.500%		305,964	327,211
01/01/37	5.500%		567,818	636,209

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

UNITED STATES (CONTINUED)
Government National Mortgage Association (d)
10/15/33	5.500%	$435,206	$495,381
Total			11,281,852

Total Residential Mortgage-Backed Securities - Agency (Cost: $10,957,793)			$11,281,852

Residential Mortgage-Backed Securities - Non-Agency 0.2%

UNITED STATES 0.2%
Harborview Mortgage Loan Trust CMO Series 2004-1 Class 4A (d)(f)
04/19/34	4.513%	293,533	310,208

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $264,798)			$310,208

Commercial Mortgage-Backed Securities - Agency 2.3%
UNITED STATES 2.3%
Government National Mortgage Association (d)
Series 2013-13 Class AC
04/16/46	1.700%	2,080,002	2,014,725
Series 2013-33 Class AC
05/16/46	1.744%	2,281,425	2,225,115
Total			4,239,840

Total Commercial Mortgage-Backed Securities - Agency (Cost: $4,327,833)			$4,239,840

Commercial Mortgage-Backed Securities - Non-Agency 3.2%
UNITED STATES 3.2%
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4 (d)
12/11/49	5.322%	250,000	275,636
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A1 (d)
05/15/36	3.819%	97,822	98,268
Extended Stay America Trust Series 2013-ESH5 Class A25 (b)(d)
12/05/31	1.830%	1,000,000	974,830
General Electric Capital Assurance Co. Series 2003-1 Class A4 (b)(d)(f)
05/12/35	5.254%	108,735	113,697

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

UNITED STATES (CONTINUED)
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 (d)
03/10/39	5.444%	$800,000	$886,851
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP3 Class ASB (d)(f)
08/15/42	4.893%	432,504	446,912
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A3 (d)
03/15/29	3.973%	127,430	127,823
Morgan Stanley Re-Remic Trust Series 2010-GG10 Class A4A (b)(d)(f)
08/15/45	5.799%	1,500,000	1,678,390
Rialto Real Estate Fund Series 2013-LT2 Class A (b)(d)
05/22/28	2.833%	1,167,343	1,165,498
S2 Hospitality LLC Series 2012-LV1 Class A (b)(d)
04/15/25	4.500%	163,623	163,362
Total			5,931,267

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $5,847,317)			$5,931,267

Asset-Backed Securities - Non-Agency 3.0%
BERMUDA 0.5%
Cronos Containers Program Ltd. Series 2013-1A Class A (b)
04/18/28	3.080%	975,000	953,992

UNITED STATES 2.5%
American Credit Acceptance Receivables Trust Series 2013-1 Class A (b)
04/16/18	1.450%	1,508,313	1,506,576
CLI Funding V LLC Series 2013-1A (b)
03/18/28	2.830%	580,000	570,185
Centre Point Funding LLC Series 2012-2A Class 1 (b)
08/20/21	2.610%	667,890	671,229
GTP Towers Issuer LLC (b)
02/15/15	4.436%	450,000	466,737
SBA Tower Trust (b)
04/15/18	2.240%	900,000	879,879

Issuer	Coupon Rate		Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
UNITED STATES (CONTINUED)
TAL Advantage V LLC Series 2013-1A Class A (b)
02/22/38	2.830%		$503,125	$489,335
Total				4,583,941

Total Asset-Backed Securities - Non-Agency (Cost: $5,594,774)				$5,537,933

Inflation-Indexed Bonds(a) 2.0%
JAPAN 1.0%
Japanese Government CPI-Linked Bond Senior Unsecured
03/10/18	1.400%	JPY	168,130,000	1,930,353

UNITED STATES 1.0%
U.S. Treasury Inflation-Indexed Bond
02/15/43	0.625%		2,229,040	1,849,058

Total Inflation-Indexed Bonds (Cost: $3,534,924)				$3,779,411

U.S. Treasury Obligations 2.4%
UNITED STATES 2.4%
U.S. Treasury
02/15/22	2.000%		1,080,000	1,048,866
08/15/22	1.625%		355,000	330,483
02/15/23	2.000%		300,000	285,984
05/15/23	1.750%		430,000	398,825
11/15/41	3.125%		655,000	598,097
02/15/42	3.125%		275,000	250,766
05/15/42	3.000%		680,000	603,606
11/15/42	2.750%		965,000	809,092
02/15/43	3.125%		225,000	204,328
Total				4,530,047

Total U.S. Treasury Obligations (Cost: $4,912,011)				$4,530,047

Foreign Government Obligations(a) 48.8%

ARGENTINA 0.3%
Argentina Bonar Bonds
09/12/13	7.000%		383,000	393,532
04/17/17	7.000%		194,000	164,900
Total				558,432

AUSTRALIA 1.3%
Australia Government Bond Senior Unsecured
12/15/13	5.500%	AUD	2,700,000	2,455,022

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
BRAZIL 2.6%
Banco Nacional de Desenvolvimento Economico e Social Senior Unsecured (b)
06/10/19	6.500%		$210,000	$231,166
Brazil Notas do Tesouro Nacional Senior Notes
01/01/17	10.000%	BRL	8,858,000	3,842,820
Brazilian Government International Bond Senior Unsecured
01/07/41	5.625%		270,000	264,600
Petrobras International Finance Co.
01/27/21	5.375%		420,000	421,519
Total				4,760,105
CANADA 3.5%
Canadian Government Bond
06/01/18	4.250%	CAD	180,000	194,921
06/01/19	3.750%	CAD	1,052,000	1,122,150
Province of British Columbia
06/18/14	5.300%	CAD	960,000	967,674
Province of Ontario
03/08/14	5.000%	CAD	1,640,000	1,632,735
Senior Unsecured
05/26/15	0.950%		1,050,000	1,057,574
Province of Quebec
12/01/17	4.500%	CAD	1,458,000	1,554,102
Total				6,529,156
COLOMBIA 0.4%
Colombia Government International Bond Senior Unsecured
01/18/41	6.125%		235,000	258,670
Corporación Andina de Fomento
06/15/22	4.375%		432,000	436,465
Total				695,135
DENMARK 0.6%
Realkredit Danmark A/S
01/01/19	4.000%	DKK	5,330,000	1,067,689
FINLAND 2.1%
Finland Government Bond Senior Unsecured
04/15/21	3.500%	EUR	2,531,000	3,836,114

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
FRANCE 0.6%
Cie de Financement Foncier SA (b)
09/16/15	2.500%		$600,000	$618,739
Electricite de France SA Senior Unsecured
02/05/18	5.000%	EUR	350,000	540,122
Total				1,158,861
GERMANY 7.1%
Bundesrepublik Deutschland
07/04/14	4.250%	EUR	1,365,000	1,884,987
01/04/15	3.750%	EUR	373,000	522,004
07/04/19	3.500%	EUR	1,082,000	1,657,873
07/04/27	6.500%	EUR	1,702,001	3,475,588
07/04/28	4.750%	EUR	875,000	1,541,987
07/04/34	4.750%	EUR	1,706,000	3,135,911
07/04/44	2.500%	EUR	710,000	948,385
Total				13,166,735
GREECE —%
Hellenic Republic Government Bond Senior Unsecured (f)
10/15/42	0.000%	EUR	488,200	6,755
INDONESIA 1.9%
Indonesia Government International Bond (b)
Senior Unsecured
01/17/18	6.875%		500,000	566,250
10/12/35	8.500%		190,000	244,150
01/17/38	7.750%		140,000	168,700
Indonesia Treasury Bond
Senior Unsecured
05/15/16	10.750%	IDR	3,620,000,000	382,681
11/15/20	11.000%	IDR	10,840,000,000	1,246,608
07/15/22	10.250%	IDR	8,394,000,000	942,123
Total				3,550,512
ITALY —%
Italy Buoni Poliennali Del Tesoro
11/01/26	7.250%	EUR	283	469
JAPAN 5.3%
Japan Government 20-Year Bond
Senior Unsecured
12/20/26	2.100%	JPY	338,500,000	3,877,663
09/20/29	2.100%	JPY	126,000,000	1,412,847
12/20/32	1.700%	JPY	253,000,000	2,591,194
Japan Government 30-Year Bond
Senior Unsecured
12/20/34	2.400%	JPY	124,000,000	1,418,005
03/20/39	2.300%	JPY	55,500,000	627,206
Total				9,926,915

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
KAZAKHSTAN 0.2%
KazMunayGas National Co. JSC (b)
07/02/18	9.125%		$250,000	$305,025
LITHUANIA 0.5%
Lithuania Government International Bond
Senior Unsecured
02/07/18	4.850%	EUR	470,000	682,163
Lithuania Government International Bond (b)
Senior Unsecured
09/14/17	5.125%		210,000	227,898
Total				910,061
MALAYSIA 1.7%
Malaysia Government Bond Senior Unsecured
03/31/20	3.492%	MYR	6,920,000	2,066,964
Petronas Capital Ltd. (b)
08/12/19	5.250%		970,000	1,072,922
Total				3,139,886
MEXICO 2.2%
Mexican Bonos
12/19/13	8.000%	MXN	1,677,600	1,332,836
12/17/15	8.000%	MXN	2,238,260	1,898,053
Mexico Government International Bond Senior Unsecured
09/27/34	6.750%		270,000	326,700
Petroleos Mexicanos
01/24/22	4.875%		500,000	513,750
Total				4,071,339
NETHERLANDS 0.5%
Bank Nederlandse Gemeenten Senior Unsecured (b)
03/23/15	1.375%		960,000	974,074
NEW ZEALAND 1.0%
New Zealand Government Bond Senior Unsecured
03/15/19	5.000%	NZD	2,150,000	1,822,400
NORWAY 2.0%
Norway Government Bond
05/22/19	4.500%	NOK	19,000,000	3,632,209

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
PERU 0.1%
Peruvian Government International Bond Senior Unsecured
07/21/25	7.350%		$150,000	$190,875
PHILIPPINES 0.2%
Power Sector Assets & Liabilities Management Corp. Government Guaranteed (b)
05/27/19	7.250%		290,000	348,725
POLAND 3.9%
Poland Government Bond
10/24/13	5.000%	PLN	3,410,000	1,072,387
04/25/14	5.750%	PLN	3,250,000	1,039,355
10/25/17	5.250%	PLN	7,705,000	2,591,235
10/25/21	5.750%	PLN	7,310,000	2,564,858
Total				7,267,835
ROMANIA 0.4%
Romanian Government International Bond Senior Unsecured
06/17/16	5.250%	EUR	480,000	683,268
RUSSIAN FEDERATION 0.6%
AK Transneft OJSC Via TransCapitalInvest Ltd. Senior Unsecured (b)
08/07/18	8.700%		100,000	121,000
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
11/22/16	6.212%		100,000	109,100
08/16/37	7.288%		230,000	248,975
Russian Foreign Bond - Eurobond Senior Unsecured (b)(f)
03/31/30	7.500%		592,275	694,442
Total				1,173,517
SOUTH AFRICA 0.4%
South Africa Government Bond
12/21/14	8.750%	ZAR	7,375,000	780,058
SOUTH KOREA 0.7%
Export-Import Bank of Korea
Senior Unsecured
01/21/14	8.125%		360,000	371,852
01/14/15	5.875%		450,000	479,470
04/11/22	5.000%		500,000	542,330
Total				1,393,652

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
SWEDEN 0.8%
Sweden Government Bond
08/12/17	3.750%	SEK	$4,530,000	$759,227
06/01/22	3.500%	SEK	4,000,000	684,087
Total				1,443,314
THAILAND 0.5%
Thailand Government Bond Senior Unsecured
03/13/18	5.125%	THB	26,490,000	907,569
TURKEY 0.7%
Turkey Government International Bond
Senior Unsecured
02/16/17	5.500%	EUR	480,000	686,205
03/17/36	6.875%		540,000	581,850
Total				1,268,055
UNITED KINGDOM 5.8%
United Kingdom Gilt
09/07/16	4.000%	GBP	1,780,000	2,990,929
03/07/19	4.500%	GBP	680,000	1,208,072
09/07/21	3.750%	GBP	190,000	324,821
03/07/25	5.000%	GBP	430,000	808,815
12/07/27	4.250%	GBP	810,000	1,420,458
03/07/36	4.250%	GBP	572,000	990,158
12/07/38	4.750%	GBP	684,000	1,275,784
12/07/40	4.250%	GBP	540,000	932,300
12/07/49	4.250%	GBP	475,000	830,882
Total				10,782,219
URUGUAY 0.2%
Uruguay Government International Bond Senior Unsecured
03/21/36	7.625%		275,000	357,500
VENEZUELA 0.7%
Petroleos de Venezuela SA
04/12/17	5.250%		590,000	483,800
Venezuela Government International Bond
Senior Unsecured
02/26/16	5.750%		20,000	18,100
05/07/23	9.000%		931,000	770,402
Total				1,272,302
Total Foreign Government Obligations (Cost: $88,582,007)				$90,435,783

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.4%
CANADA —%
Four Seasons Holdings 2nd Lien Term Loan (f)(g)
12/27/20	6.250%	$6,000	$6,090
UNITED KINGDOM —%
Offshore Group Investment Ltd. 2nd Lien Term Loan (f)(g)
03/28/19	5.750%	5,985	6,030
UNITED STATES 0.4%
Affinia Group, Inc. Tranche B2 Term Loan (f)(g)
04/25/20	4.750%	8,000	8,085
Alliant Holdings I, Inc. Term Loan (f)(g)
12/20/19	5.000%	12,935	13,048
Ancestry.com, Inc. Tranche B1 Term Loan (f)(g)
12/28/18	5.250%	40,086	40,537
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc. Tranche B Term Loan (f)(g)
02/01/20	4.750%	8,977	9,066
ConvaTec, Inc. Term Loan (f)(g)
12/22/16	5.000%	5,818	5,838
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (f)(g)
09/16/19	7.500%	24,704	25,309
Integra Telecom Holdings, Inc. Tranche B Term Loan (f)(g)
02/22/19	5.250%	7,980	8,070
Lonestar Intermediate Super Holdings LLC Term Loan (f)(g)
09/02/19	11.000%	95,000	98,800
New Breed, Inc. Term Loan (f)(g)
10/01/19	6.000%	85,570	85,570
New HB Acquisition LLC Tranche B Term Loan (f)(g)
04/09/20	6.750%	12,000	12,338
PQ Corp. Term Loan (f)(g)
08/07/17	4.500%	44,775	45,186
ROC Finance LLC Tranche B Term Loan (f)(g)
04/08/19	5.000%	14,000	14,070

Borrower	Weighted Average Coupon		Principal Amount	Value

Senior Loans (continued)
UNITED STATES (CONTINUED)
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (f)(g)
08/21/20		5.750%	$20,000	$20,580
Serta Simmons Holdings LLC Term Loan (f)(g)
10/01/19		5.000%	64,675	65,099
TWCC Holding Corp. 2nd Lien Term Loan (c)(f)(g)
06/26/20		7.000%	2,000	2,045
Triple Point Group Holdings, Inc. 1st Lien Term Loan (c)(f)(g)
07/11/20		5.250%	258,000	252,840
United Surgical Partners International, Inc. Tranche B Term Loan (f)(g)
04/03/19		4.750%	6,948	6,985
WideOpenWest Finance LLC Tranche B Term Loan (f)(g)
04/01/19		4.750%	12,870	12,969
Total				726,435
Total Senior Loans (Cost: $718,245)				$738,555

Issuer	Coupon Rate		Principal Amount	Value

Treasury Bills(a) 0.9%
NORWAY 0.9%
Norway Treasury Bills
12/18/13	1.490%	NOK	$10,300,000	$1,737,992
Total Treasury Bills (Cost: $1,841,992)				$1,737,992

			Shares	Value

Money Market Funds 3.9%
Columbia Short-Term Cash Fund, 0.191% (h)(i)			7,243,948	$7,243,948
Total Money Market Funds (Cost: $7,243,948)				$7,243,948
Total Investments (Cost: $180,739,806) (j)				$183,506,255(k)
Other Assets & Liabilities, Net				1,830,456
Net Assets				$185,336,711

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at July 31, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
J.P. Morgan Securities, Inc.	August 8, 2013	1,377,921 (USD)	137,382,000 (JPY)	25,271	—
Standard Chartered Bank	August 9, 2013	1,394,154 (USD)	43,400,000 (THB)	—	(8,173)
Standard Chartered Bank	August 12, 2013	1,640,000 (GBP)	2,432,530 (USD)	—	(62,130)
Morgan Stanley	August 16, 2013	32,690,000 (CZK)	1,619,039 (USD)	—	(57,062)
HSBC Securities (USA), Inc.	August 16, 2013	1,020,000 (SEK)	150,298 (USD)	—	(6,137)
State Street Bank & Trust Company	August 16, 2013	11,650,438 (USD)	9,055,000 (EUR)	396,471	—
State Street Bank & Trust Company	August 19, 2013	913,000 (GBP)	1,379,589 (USD)	—	(9,132)
HSBC Securities (USA), Inc.	August 20, 2013	993,409 (USD)	1,077,000 (AUD)	—	(26,614)
Citigroup Global Markets, Inc.	August 20, 2013	2,897,283 (USD)	3,236,033,000 (KRW)	—	(15,738)
Citigroup Global Markets, Inc.	August 21, 2013	7,858,000 (CHF)	8,403,649 (USD)	—	(88,692)
Standard Chartered Bank	August 21, 2013	1,454,000 (CHF)	1,555,064 (USD)	—	(16,311)
Goldman, Sachs & Co.	August 21, 2013	15,911,000 (EUR)	20,993,769 (USD)	—	(174,836)
Barclays Bank PLC	August 21, 2013	8,242,000 (GBP)	12,664,476 (USD)	128,154	—
Standard Chartered Bank	August 21, 2013	152,887,000 (JPY)	1,537,604 (USD)	—	(24,064)
Standard Chartered Bank	August 21, 2013	518,389 (USD)	564,000 (AUD)	—	(12,138)
HSBC Securities (USA), Inc.	August 21, 2013	8,430,245 (USD)	8,659,000 (CAD)	—	(3,920)
State Street Bank & Trust Company	August 21, 2013	12,641,959 (USD)	1,239,013,000 (JPY)	13,972	—
Morgan Stanley	August 21, 2013	21,106,152 (USD)	125,221,000 (NOK)	127,825	—
Standard Chartered Bank	August 21, 2013	521,389 (USD)	3,091,000 (NOK)	2,758	—
Standard Chartered Bank	August 21, 2013	516,851 (USD)	645,000 (NZD)	—	(2,413)
Standard Chartered Bank	August 21, 2013	520,402 (USD)	3,372,000 (SEK)	—	(3,311)
HSBC Securities (USA), Inc.	August 22, 2013	2,931,000 (CAD)	2,822,041 (USD)	—	(30,126)
J.P. Morgan Securities, Inc.	August 23, 2013	4,748,000 (PLN)	1,463,259 (USD)	—	(20,204)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Cowen & Co., LLC	August 30, 2013	5,943,000 (CHF)	6,354,281 (USD)	—	(68,950)
Standard Chartered Bank	August 30, 2013	918,329 (USD)	39,580,000 (PHP)	—	(5,310)
J.P. Morgan Securities, Inc.	August 30, 2013	1,222,663 (USD)	1,550,000 (SGD)	—	(2,980)
Standard Chartered Bank	September 6, 2013	370,000 (BRL)	161,502 (USD)	589	—
UBS Securities	September 6, 2013	1,971,000 (NZD)	1,567,477 (USD)	—	(2,707)
UBS Securities	September 6, 2013	2,151,325 (USD)	27,492,000 (MXN)	—	(6,563)
Deutsche Bank	September 6, 2013	3,619,547 (USD)	11,740,000 (MYR)	—	(9,940)
Standard Chartered Bank	September 13, 2013	47,600,000 (MXN)	3,714,542 (USD)	3,327	—
HSBC Securities (USA), Inc.	September 13, 2013	5,952,000 (PLN)	1,860,349 (USD)	3,106	—
J.P. Morgan Securities, Inc.	September 13, 2013	3,701,089 (USD)	8,494,000 (BRL)	—	(12,327)
Citigroup Global Markets, Inc.	September 13, 2013	1,836,213 (USD)	112,973,000 (INR)	3,671	—
Barclays Bank PLC	September 13, 2013	3,692,927 (USD)	122,499,000 (RUB)	—	(6,399)
Cowen & Co., LLC	September 16, 2013	13,444,000 (ILS)	3,761,401 (USD)	—	(6,563)
Total				705,144	(682,740)

Futures Contracts Outstanding at July 31, 2013

At July 31, 2013, $341,823 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
Euro-Bobl, 5-year	29	4,854,154	September 2013	—	(17,261)
Japanese Government Bond, 10-year	(9)	(13,201,716)	September 2013	—	(3,264)
United Kingdom Long GILT, 10-year	80	13,713,159	September 2013	—	(391,475)
U.S. Treasury Note, 5-year	(86)	(10,437,578)	September 2013	64,247	—
U.S. Treasury Note, 10-year	(130)	(16,436,875)	September 2013	402,251	—
U.S. Treasury Ultra Bond, 30-year	(5)	(721,250)	September 2013	44,524	—
Total				511,022	(412,000)

Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the value of these securities amounted to $24,737,746 or 13.35% of net assets.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	At July 31, 2013, investments in securities included securities valued at $409,798 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.
(f)	Variable rate security.
(g)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of July 31, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h)	The rate shown is the seven-day current annualized yield at July 31, 2013.
(i)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	13,776,932	68,346,621	(74,879,605)	7,243,948	12,553	7,243,948

(j)

At July 31, 2013, the cost of securities for federal income tax purposes was approximately $180,740,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$7,399,000
Unrealized Depreciation	(4,633,000)
Net Unrealized Appreciation	$2,766,000

(k)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADS	American Depositary Share
CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	47,739,419	—	47,739,419
Residential Mortgage-Backed Securities - Agency	—	11,281,852	—	11,281,852
Residential Mortgage-Backed Securities - Non-Agency	—	310,208	—	310,208
Commercial Mortgage-Backed Securities - Agency	—	4,239,840	—	4,239,840
Commercial Mortgage-Backed Securities - Non-Agency	—	5,931,267	—	5,931,267
Asset-Backed Securities - Non-Agency	—	5,537,933	—	5,537,933
Inflation-Indexed Bonds	—	3,779,411	—	3,779,411
U.S. Treasury Obligations	4,530,047	—	—	4,530,047
Foreign Government Obligations	—	90,435,783	—	90,435,783
Total Bonds	4,530,047	169,255,713	—	173,785,760
Other
Senior Loans	—	639,755	98,800	738,555
Total Other	—	639,755	98,800	738,555
Short-Term Securities
Treasury Bills	—	1,737,992	—	1,737,992
Total Short-Term Securities	—	1,737,992	—	1,737,992
Mutual Funds
Money Market Funds	7,243,948	—	—	7,243,948
Total Mutual Funds	7,243,948	—	—	7,243,948
Investments in Securities	11,773,995	171,633,460	98,800	183,506,255
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	705,144	—	705,144
Futures Contracts	511,022	—	—	511,022
Liabilities
Forward Foreign Currency Exchange Contracts	—	(682,740)	—	(682,740)
Futures Contracts	(412,000)	—	—	(412,000)
Total	11,873,017	171,655,864	98,800	183,627,681

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Senior Loans ($)
Balance as of October 31, 2012	—
Accrued discounts/premiums	282
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	(2,419)
Sales	—
Purchases	—
Transfers into Level 3	100,937
Transfers out of Level 3	—
Balance as of July 31, 2013	98,800

(a)Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2013 was ($2,419).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Senior loans classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Global Equity Fund

July 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.9%
BELGIUM 1.2%
Anheuser-Busch InBev NV	48,779	$4,696,965
CANADA 2.9%
First Quantum Minerals Ltd.	185,800	2,984,811
Methanex Corp.	88,000	4,202,512
Suncor Energy, Inc.	124,100	3,922,000
Total		11,109,323
FRANCE 1.5%
Renault SA	71,993	5,667,058
GERMANY 4.1%
Brenntag AG	26,093	4,287,033
Fresenius Medical Care AG & Co. KGaA	39,208	2,482,051
Kabel Deutschland Holding AG	31,749	3,580,876
Linde AG	12,076	2,326,256
MTU Aero Engines AG	31,876	2,904,827
Total		15,581,043
HONG KONG 0.8%
Sun Hung Kai Properties Ltd.	212,000	2,826,075
INDONESIA 1.0%
PT Bank Rakyat Indonesia Persero Tbk	4,905,500	3,931,236
IRELAND 1.7%
Covidien PLC	104,446	6,437,007
JAPAN 10.6%
Aeon Co., Ltd.	242,400	3,331,570
Asahi Group Holdings Ltd.	115,200	2,934,476
Daikin Industries Ltd.	75,900	3,153,392
Fuji Media Holdings, Inc.	1,143	2,065,443
Konami Corp.	167,300	3,702,213
Makita Corp.	62,800	3,266,903
Nomura Holdings, Inc.	932,900	7,087,490
Sekisui Chemical Co., Ltd.	563,000	5,643,810
Sumitomo Mitsui Trust Holdings, Inc.	769,000	3,536,683
Toyota Motor Corp.	92,300	5,616,519
Total		40,338,499
NORWAY 0.7%
ProSafe SE	259,140	2,605,560

Issuer	Shares	Value

Common Stocks (continued)
PANAMA 1.2%
Copa Holdings SA, Class A	33,969	$4,727,466
SOUTH KOREA 1.6%
Samsung Electronics Co., Ltd.	5,252	5,984,745
SWITZERLAND 6.2%
Nestlé SA, Registered Shares	90,822	6,153,266
Novartis AG, Registered Shares	110,972	7,986,099
Swatch Group AG (The)	7,484	4,447,782
TE Connectivity Ltd.	96,856	4,943,530
Total		23,530,677
UNITED KINGDOM 11.8%
BG Group PLC	215,665	3,892,675
GlaxoSmithKline PLC	199,163	5,102,129
HSBC Holdings PLC	594,762	6,765,959
Liberty Global PLC, Class A (a)	47,211	3,829,756
Rio Tinto PLC	70,055	3,149,179
Tullow Oil PLC	195,933	3,093,896
Unilever PLC	175,994	7,145,739
Vodafone Group PLC	1,901,221	5,712,160
Weir Group PLC (The)	94,550	3,090,997
Whitbread PLC	63,000	3,095,592
Total		44,878,082
UNITED STATES 50.6%
Affiliated Managers Group, Inc. (a)	11,417	2,059,056
Airgas, Inc.	51,556	5,321,095
American Express Co.	92,924	6,855,003
American International Group, Inc. (a)	148,719	6,768,202
Aon PLC	115,648	7,806,240
Apple, Inc.	9,803	4,435,857
CF Industries Holdings, Inc.	12,524	2,454,829
Comcast Corp., Class A	119,313	5,378,630
Discover Financial Services	59,133	2,927,675
Dresser-Rand Group, Inc. (a)	50,632	3,081,970
eBay, Inc. (a)	140,952	7,285,809
EMC Corp.	216,092	5,650,806
Equifax, Inc.	62,352	3,942,517
Facebook, Inc., Class A (a)	77,624	2,858,892
Fidelity National Financial, Inc., Class A	149,966	3,671,168
Google, Inc., Class A (a)	8,784	7,796,678
Henry Schein, Inc. (a)	33,265	3,453,905
JPMorgan Chase & Co.	148,789	8,292,011
Lam Research Corp. (a)	104,421	5,139,602
Las Vegas Sands Corp.	112,898	6,273,742

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
LyondellBasell Industries NV, Class A	55,990	$3,847,073
Mastercard, Inc., Class A	8,528	5,207,282
McDonald’s Corp.	45,518	4,464,405
Mead Johnson Nutrition Co.	69,885	5,090,423
National Oilwell Varco, Inc.	43,412	3,046,220
Occidental Petroleum Corp.	41,217	3,670,374
Pfizer, Inc.	271,693	7,941,586
Philip Morris International, Inc.	34,924	3,114,522
priceline.com, Inc. (a)	8,061	7,058,776
QUALCOMM, Inc.	61,127	3,945,748
Riverbed Technology, Inc. (a)	141,957	2,220,207
Sirona Dental Systems, Inc. (a)	40,583	2,865,160
Solera Holdings, Inc.	53,338	3,035,466
Tyco International Ltd.	142,530	4,961,469
Union Pacific Corp.	33,109	5,250,756
United Rentals, Inc. (a)	108,080	6,195,146
Walt Disney Co. (The)	115,295	7,453,822
WESCO International, Inc. (a)	67,399	5,107,496
World Fuel Services Corp.	66,325	2,569,431

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Zimmer Holdings, Inc.	49,682	$4,147,453
Total		192,646,502
Total Common Stocks (Cost: $301,252,621)		$364,960,238

Limited Partnerships 2.1%
UNITED STATES 2.1%
Blackstone Group LP	160,486	3,618,959
Enterprise Products Partners LP	69,278	4,297,314
Total		7,916,273
Total Limited Partnerships (Cost: $6,096,782)		$7,916,273

	Shares	Value

Money Market Funds 1.4%
Columbia Short-Term Cash Fund, 0.191% (b)(c)	5,236,642	5,236,642
Total Money Market Funds (Cost: $5,236,642)		$5,236,642
Total Investments (Cost: $312,586,045) (d)		$378,113,153(e)
Other Assets & Liabilities, Net		2,360,615
Net Assets		$380,473,768

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,088,083	89,299,466	(87,150,907)	5,236,642	4,979	5,236,642

(d)

At July 31, 2013, the cost of securities for federal income tax purposes was approximately $312,586,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$71,480,000
Unrealized Depreciation	(5,953,000)
Net Unrealized Appreciation	$65,527,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated April 30, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	34,459,131	30,117,081	—	64,576,212
Consumer Staples	8,204,946	24,262,015	—	32,466,961
Energy	16,289,994	9,592,130	—	25,882,124
Financials	38,379,355	24,147,442	—	62,526,797
Health Care	24,845,112	15,570,279	—	40,415,391
Industrials	30,184,850	16,703,153	—	46,888,003
Information Technology	52,519,877	9,686,958	—	62,206,835
Materials	18,810,320	5,475,435	—	24,285,755
Telecommunication Services	—	5,712,160	—	5,712,160
Total Equity Securities	223,693,585	141,266,653	—	364,960,238
Mutual Funds
Money Market Funds	5,236,642	—	—	5,236,642
Total Mutual Funds	5,236,642	—	—	5,236,642
Other
Limited Partnerships	7,916,273	—	—	7,916,273
Total Other	7,916,273	—	—	7,916,273
Total	236,846,500	141,266,653	—	378,113,153

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Seligman Global Technology Fund

July 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 92.4%
CONSUMER DISCRETIONARY 1.3%
Diversified Consumer Services 0.2%
LifeLock, Inc. (a)	90,709	$1,031,361
Media 1.1%
News Corp., Class A (a)	42,100	670,653
Time Warner Cable, Inc.	18,100	2,064,667
Twenty-First Century Fox, Inc.	64,800	1,936,224
Total		4,671,544
TOTAL CONSUMER DISCRETIONARY		5,702,905
INDUSTRIALS 1.0%
Commercial Services & Supplies 0.5%
Performant Financial Corp. (a)	196,938	2,081,635
Electrical Equipment 0.5%
Nidec Corp.	23,700	1,946,410
TOTAL INDUSTRIALS		4,028,045
INFORMATION TECHNOLOGY 89.1%
Communications Equipment 7.5%
Aruba Networks, Inc. (a)	235,800	4,192,524
Cisco Systems, Inc.	431,400	11,022,270
QUALCOMM, Inc.	249,871	16,129,173
Total		31,343,967
Computers & Peripherals 14.4%
Apple, Inc.	37,255	16,857,888
Electronics for Imaging, Inc. (a)	260,903	7,834,917
EMC Corp.	581,400	15,203,610
NCR Corp. (a)	81,148	2,921,328
NetApp, Inc.	362,100	14,889,552
Synaptics, Inc. (a)	73,200	2,928,000
Total		60,635,295
Electronic Equipment, Instruments & Components 0.5%
Trimble Navigation Ltd. (a)	75,000	2,140,500
Internet Software & Services 5.7%
Akamai Technologies, Inc. (a)	24,423	1,152,765
Equinix, Inc. (a)	38,400	6,887,040
Gogo, Inc. (a)	63,194	760,224
Google, Inc., Class A (a)	16,700	14,822,920
Opera Software ASA	43,274	352,490
Total		23,975,439

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 3.9%
Global Payments, Inc.	50,200	$2,324,762
Groupe Steria SCA	141,160	1,990,597
InterXion Holding NV (a)	108,697	2,735,904
Teradata Corp. (a)	39,000	2,305,680
Visa, Inc., Class A	11,000	1,947,110
WNS Holdings Ltd., ADR (a)	258,792	5,134,433
Total		16,438,486
Semiconductors & Semiconductor Equipment 24.9%
Advanced Micro Devices, Inc. (a)	126,363	476,388
ARM Holdings PLC, ADR	79,000	3,171,850
Avago Technologies Ltd.	272,600	9,998,968
Broadcom Corp., Class A	486,100	13,401,777
KLA-Tencor Corp.	100,700	5,904,041
Lam Research Corp. (a)	447,337	22,017,927
Lattice Semiconductor Corp. (a)	335,498	1,731,170
Marvell Technology Group Ltd.	617,278	8,006,096
Maxim Integrated Products, Inc.	124,600	3,563,560
Micron Technology, Inc. (a)	160,900	2,131,925
Microsemi Corp. (a)	319,900	7,888,734
NXP Semiconductor NV (a)	71,500	2,334,475
RDA Microelectronics, Inc.	83,512	940,345
Skyworks Solutions, Inc. (a)	319,094	7,664,638
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	126,000	2,139,480
Teradyne, Inc. (a)	653,700	10,779,513
Tokyo Electron Ltd.	46,800	2,129,011
Total		104,279,898
Software 32.2%
Application Software 19.1%
BroadSoft, Inc. (a)	76,500	2,282,760
Citrix Systems, Inc. (a)	177,000	12,747,540
Nuance Communications, Inc. (a)	505,699	9,486,913
PTC, Inc. (a)	261,455	7,080,201
Salesforce.com, Inc. (a)	134,158	5,869,413
SolarWinds, Inc. (a)	46,900	1,664,481
Synchronoss Technologies, Inc. (a)	69,800	2,407,402
Synopsys, Inc. (a)	891,649	33,026,679
Tangoe, Inc. (a)	184,200	3,326,652
TIBCO Software, Inc. (a)	8,400	209,496
TiVo, Inc. (a)	180,400	1,993,420
Total		80,094,957
Systems Software 13.1%
BMC Software, Inc. (a)	133,700	6,146,189

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Systems Software (continued)
Check Point Software Technologies Ltd. (a)	338,705	$19,072,479
Fortinet, Inc. (a)	51,100	1,085,875
Proofpoint, Inc. (a)	80,200	2,158,182
Symantec Corp.	894,262	23,858,910
VMware, Inc., Class A (a)	31,400	2,580,766
Total		54,902,401
TOTAL SOFTWARE		134,997,358
TOTAL INFORMATION TECHNOLOGY		373,810,943
TELECOMMUNICATION SERVICES 1.0%
Wireless Telecommunication Services 1.0%
SBA Communications Corp., Class A (a)	55,200	4,089,768
TOTAL TELECOMMUNICATION SERVICES		4,089,768
Total Common Stocks (Cost: $308,419,264)		$387,631,661

	Shares	Value

Money Market Funds 6.9%
Columbia Short-Term Cash Fund, 0.191% (b)(c)	28,918,392	$28,918,392
Total Money Market Funds (Cost: $28,918,392)		$28,918,392
Total Investments (Cost: $337,337,656) (d)		$416,550,053(e)
Other Assets & Liabilities, Net		2,938,292
Net Assets		$419,488,345

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	29,174,963	143,322,785	(143,579,356)	—	28,918,392	—	17,680	28,918,392

(d)

At July 31, 2013, the cost of securities for federal income tax purposes was approximately $337,338,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$83,622,000
Unrealized Depreciation	(4,410,000)
Net Unrealized Appreciation	$79,212,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent semiannual report dated April 30,  2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	5,702,905	—	—	5,702,905
Industrials	2,081,635	1,946,410	—	4,028,045
Information Technology	369,338,845	4,472,098	—	373,810,943
Telecommunication Services	4,089,768	—	—	4,089,768
Total Equity Securities	381,213,153	6,418,508	—	387,631,661
Mutual Funds
Money Market Funds	28,918,392	—	—	28,918,392
Total Mutual Funds	28,918,392	—	—	28,918,392
Total	410,131,545	6,418,508	—	416,550,053

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 23, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 23, 2013